Transamerica International Equity

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 3.0%
BHP Group Ltd.	264,300	$ 9,307,173
Macquarie Group Ltd.	258,300	38,164,236
Santos Ltd.	8,909,400	43,490,479
Sonic Healthcare Ltd.	1,711,000	27,343,897
Whitehaven Coal Ltd.	2,902,700	17,848,042
		136,153,827
Belgium - 2.6%
Anheuser-Busch InBev SA	645,300	45,955,557
KBC Group NV	507,700	71,554,254
		117,509,811
Canada - 1.0%
Canadian National Railway Co.	246,800	23,742,028
CCL Industries, Inc., Class B	379,500	22,870,613
		46,612,641
Denmark - 0.7%
Novo Nordisk AS, Class B	391,800	22,981,214
Rockwool AS, B Shares	244,700	8,294,092
		31,275,306
France - 12.1%
Accor SA	897,300	48,777,345
Amundi SA (A)	428,900	38,104,312
Capgemini SE	316,852	49,276,145
Cie de Saint-Gobain SA	350,737	34,598,378
Edenred SE	1,098,900	23,016,600
FDJ UNITED	338,800	8,971,664
Rexel SA	360,417	15,183,403
Sanofi SA	496,701	46,630,133
Societe Generale SA	1,297,900	113,538,731
Sodexo SA	400,000	20,454,392
Teleperformance SE	220,900	14,296,667
TotalEnergies SE	606,900	43,990,616
Veolia Environnement SA	2,368,923	88,817,097
		545,655,483
Germany - 11.2%
Allianz SE	89,402	39,400,620
BASF SE	506,500	27,593,444
CTS Eventim AG & Co. KGaA	240,500	20,226,182
Deutsche Boerse AG	180,582	45,657,461
Deutsche Post AG	636,001	35,673,767
Heidelberg Materials AG	187,242	51,336,392
Infineon Technologies AG	1,109,427	54,719,597
Merck KGaA	321,600	47,860,717
SAP SE	330,947	66,908,621
Siemens AG	243,995	74,126,923
Zalando SE (A)(B)	1,364,400	39,364,861
		502,868,585
Hong Kong - 3.0%
AIA Group Ltd.	2,623,600	30,342,963
CK Asset Holdings Ltd.	5,879,500	34,499,850
CK Hutchison Holdings Ltd.	7,596,600	61,505,223
SITC International Holdings Co. Ltd.	2,630,500	9,812,057
		136,160,093
	Shares	Value
COMMON STOCKS (continued)
Ireland - 5.0%
AerCap Holdings NV	336,949	$ 48,406,093
AIB Group PLC	6,178,821	69,212,393
DCC PLC	668,371	42,399,265
Ryanair Holdings PLC	570,300	19,340,499
Smurfit WestRock PLC	1,053,315	43,849,503
		223,207,753
Israel - 0.7%
Check Point Software Technologies Ltd. (B)	180,200	32,347,702
Japan - 19.6%
Canon, Inc.	979,700	29,658,145
Dai Nippon Printing Co. Ltd.	1,133,800	20,275,210
Daikin Industries Ltd.	188,300	22,612,791
FANUC Corp.	1,111,800	45,036,665
Fujitsu Ltd.	2,209,100	61,137,085
Hitachi Ltd.	2,960,600	102,557,357
Komatsu Ltd.	746,400	28,595,280
Kyocera Corp.	1,288,000	19,208,478
Nintendo Co. Ltd.	278,500	18,094,582
Nomura Holdings, Inc.	2,477,100	22,616,582
Olympus Corp.	2,327,100	27,682,806
ORIX Corp.	2,443,000	74,098,230
Panasonic Holdings Corp.	3,221,100	44,062,217
Rakuten Group, Inc. (B)	5,963,600	35,644,417
Renesas Electronics Corp. (B)	2,277,200	37,904,285
SBI Holdings, Inc.	2,547,800	57,356,780
Seven & i Holdings Co. Ltd.	3,563,700	50,913,290
Sony Group Corp.	3,627,600	80,962,331
Sumitomo Mitsui Financial Group, Inc.	2,727,300	96,431,801
Toyota Industries Corp. (C)	77,900	9,943,878
		884,792,210
Luxembourg - 1.9%
ArcelorMittal SA	126,735	6,907,358
Eurofins Scientific SE	522,800	42,226,409
Tenaris SA	1,559,500	34,678,847
		83,812,614
Netherlands - 5.5%
ASML Holding NV	82,600	119,019,242
EXOR NV	128,600	10,533,324
ING Groep NV, Series N	1,909,100	56,166,440
Koninklijke Philips NV	608,422	17,402,381
Prosus NV	769,200	44,179,858
		247,301,245
Norway - 2.5%
Aker BP ASA	1,437,499	42,003,242
DNB Bank ASA	2,533,500	72,791,594
		114,794,836
Republic of Korea - 2.5%
Samsung Electronics Co. Ltd.	991,119	110,514,520
Singapore - 1.6%
DBS Group Holdings Ltd.	1,518,620	70,672,356
Transamerica Funds

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.8%
Boliden AB (B)	463,400	$ 32,597,973
Essity AB, Class B	1,215,000	35,900,982
Skandinaviska Enskilda Banken AB, Class A	2,663,400	57,214,885
		125,713,840
Switzerland - 7.5%
Cie Financiere Richemont SA, Class A	207,500	40,141,808
Glencore PLC (B)	7,415,900	50,661,640
Julius Baer Group Ltd.	492,854	41,198,144
Nestle SA	663,464	63,020,712
Novartis AG	287,515	42,629,803
Roche Holding AG	218,761	99,242,588
		336,894,695
United Kingdom - 14.6%
Ashtead Group PLC	477,600	30,630,675
Aviva PLC	3,910,312	34,019,603
Barratt Redrow PLC	3,736,842	19,849,865
Beazley PLC	677,100	10,497,358
BP PLC	7,141,000	45,319,705
Bunzl PLC	528,048	14,797,919
GSK PLC	2,065,080	53,025,253
Inchcape PLC	2,271,896	25,382,941
Informa PLC	1,540,151	18,545,702
Kingfisher PLC	4,785,100	22,098,464
Legal & General Group PLC	6,384,200	23,158,665
Lloyds Banking Group PLC	64,676,654	96,421,100
Pearson PLC	2,019,373	26,454,970
Persimmon PLC	1,106,200	21,282,188
Reckitt Benckiser Group PLC	546,300	45,539,515
Shell PLC	1,359,300	51,968,361
Smith & Nephew PLC	1,184,000	20,121,975
Tesco PLC	6,882,532	40,044,124
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Unilever PLC	555,134	$ 37,528,917
Wise PLC, Class A (B)	1,608,200	20,751,479
		657,438,779
United States - 0.4%
Linde PLC	40,700	18,598,679
Total Common Stocks (Cost $2,776,560,899)		4,422,324,975
PREFERRED STOCK - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA,
2.75% (D)	373,090	32,796,672
Total Preferred Stock (Cost $28,694,465)		32,796,672

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.35% (D), dated 01/30/2026, to be repurchased at $25,345,237 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $25,849,361.	$ 25,342,386	25,342,386
Total Repurchase Agreement (Cost $25,342,386)		25,342,386
Total Investments (Cost $2,830,597,750)		4,480,464,033
Net Other Assets (Liabilities) - 0.5%		23,451,366
Net Assets - 100.0%		$ 4,503,915,399
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	15.7%	$704,003,554
Pharmaceuticals	7.0	312,369,708
Industrial Conglomerates	6.3	280,588,768
Oil, Gas & Consumable Fuels	5.5	244,620,445
Capital Markets	5.4	243,097,515
Semiconductors & Semiconductor Equipment	4.7	211,643,124
Household Durables	3.7	166,156,601
Technology Hardware, Storage & Peripherals	3.1	140,172,665
Insurance	3.1	137,419,209
Financial Services	2.9	128,399,633
Household Products	2.5	114,237,169
IT Services	2.5	110,413,230
Trading Companies & Distributors	2.4	109,018,090
Metals & Mining	2.2	99,474,144
Software	2.2	99,256,323
Consumer Staples Distribution & Retail	2.0	90,957,414
Multi-Utilities	2.0	88,817,097
Machinery	1.9	83,575,823
Broadline Retail	1.8	79,824,275
Transamerica Funds

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Hotels, Restaurants & Leisure	1.7%	$78,203,401
Containers & Packaging	1.5	66,720,116
Building Products	1.5	65,505,261
Health Care Equipment & Supplies	1.5	65,207,162
Food Products	1.4	63,020,712
Specialty Retail	1.4	61,463,325
Construction Materials	1.1	51,336,392
Chemicals	1.0	46,192,123
Beverages	1.0	45,955,557
Life Sciences Tools & Services	0.9	42,226,409
Textiles, Apparel & Luxury Goods	0.9	40,141,808
Entertainment	0.9	38,320,764
Personal Care Products	0.8	37,528,917
Air Freight & Logistics	0.8	35,673,767
Energy Equipment & Services	0.8	34,678,847
Real Estate Management & Development	0.8	34,499,850
Health Care Providers & Services	0.6	27,343,897
Diversified Consumer Services	0.6	26,454,970
Distributors	0.6	25,382,941
Ground Transportation	0.5	23,742,028
Commercial Services & Supplies	0.5	20,275,210
Passenger Airlines	0.4	19,340,499
Electronic Equipment, Instruments & Components	0.4	19,208,478
Media	0.4	18,545,702
Professional Services	0.3	14,296,667
Marine Transportation	0.2	9,812,057
Investments	99.4	4,455,121,647
Short-Term Investments	0.6	25,342,386
Total Investments	100.0%	$ 4,480,464,033
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$189,814,618	$4,232,510,357	$—	$4,422,324,975
Preferred Stock	—	32,796,672	—	32,796,672
Repurchase Agreement	—	25,342,386	—	25,342,386
Total Investments	$189,814,618	$4,290,649,415	$—	$4,480,464,033
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $77,469,173, representing 1.7% of the
Fund's net assets.

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $226,616, collateralized by non-cash collateral, such as U.S.
government securities of $238,025. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at January 31, 2026.
(E)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica International Equity

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica International Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds